Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net (Textual)
Amortization expense	$ 198,917	$ 161,019	$ 39,361